Leases - Additional Information (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 27, 2020 Branches
Leases [Abstract]
Amortization of ROU assets		$ 2,006	$ 2,215	$ 1,701
Interest on lease liabilities		1,044	$ 1,185	$ 1,194
Undiscounted contract amount operating leases not yet commenced		$ 2,300
Leases
Operating lease contract not yet commenced		20 years
PB | Branches closure
Leases
Asset impairment charges	$ 15,900
Number of branches closed | Branches					11
Minimum
Leases
Remaining lease term of contract		1 month 6 days
Maximum
Leases
Remaining lease term of contract		32 years
Lessee remaining lease renewal term		20 years